CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents
Cash and Due from Banks	$ 25,691,605	$ 29,243,927
Federal Funds Sold	20,495,060	20,001,906
Cash and Cash Equivalents	46,186,665	49,245,833
Interest-Bearing Deposits	21,960,291	21,795,341
Investment Securities
Available for Sale, at Fair Value	263,257,890	268,300,411
Held to Maturity, at Cost (Fair Value of $37,309 and $41,909 as of December 31, 2013 and 2012, Respectively)	37,062	41,467
Investment Securities	263,294,952	268,341,878
Federal Home Loan Bank Stock, at Cost	3,163,900	3,364,300
Loans	751,218,462	747,050,011
Allowance for Loan Losses	(11,805,986)	(12,736,921)
Unearned Interest and Fees	(360,522)	(233,927)
Loans, net	739,051,954	734,079,163
Premises and Equipment	24,876,469	24,916,106
Other Real Estate (Net of Allowance of $3,985,920 and $4,561,099 in 2013 and 2012, Respectively)	15,502,462	15,940,693
Other Intangible Assets	187,761	223,510
Other Assets	34,326,432	21,489,957
Total Assets	1,148,550,886	1,139,396,781
Deposits
Noninterest-Bearing	115,260,701	123,966,542
Interest-Bearing	872,268,779	855,718,349
Deposits	987,529,480	979,684,891
Borrowed Money
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	40,000,000	35,000,000
Borrowed Money	64,229,000	59,229,000
Other Liabilities	6,838,167	4,723,723
Commitments and Contingencies
Stockholders' Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	28,000,000	27,827,053
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2013 and 2012	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	33,444,913	30,497,576
Accumulated Other Comprehensive Loss, Net of Tax	(9,075,026)	(149,814)
Stockholders' Equity	89,954,239	95,759,167
Total Liabilities and Stockholders' Equity	$ 1,148,550,886	$ 1,139,396,781